Restatement of Prior Period Financial Statements - Schedule of Unaudited Condensed Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025		Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative	$ 12,072		$ 2,900			$ 28,171	$ 5,702
Loss from operations	(12,187)		(2,900)			(27,842)	(5,702)
Provision for credit losses						(197)
Loss before income taxes	(11,961)		(40,891)			(452,274)	(58,887)
Net loss	$ (11,910)	$ (440,314)	(40,891)		$ (17,996)	$ (452,223)	(58,887)
Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative			1,673	[1]			3,524	[2]
Loss from operations			(1,817)				(3,792)
Provision for credit losses			(5,467)				(6,777)
Total other expense, net			(38,398)				(54,433)
Loss before income taxes			(40,215)				(58,225)
Net loss			(40,215)				(58,225)
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative			1,083	[1]			1,910	[2]
Loss from operations			(1,083)				(1,910)
Provision for credit losses			408				1,248
Total other expense, net			408				1,248
Loss before income taxes			(675)				(662)
Net loss			(675)				(662)
As Corrected [Member]
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative			2,756	[1]			5,434	[2]
Loss from operations			(2,900)				(5,702)
Provision for credit losses			(5,059)				(5,529)
Total other expense, net			(37,991)				(53,185)
Loss before income taxes			(40,891)				(58,887)
Net loss			$ (40,891)				$ (58,887)

[1]	The Company has combined certain captions that were previously disaggregated within operating expenses.
[2]	The Company has combined certain captions that were previously disaggregated within operating expenses.